    June 30, 1999

                           PHOENIX

                                             FUNDS



    SEMIANNUAL REPORT

                         PHOENIX DUFF & PHELPS
                         INSTITUTIONAL MUTUAL
                         FUNDS

                         -  CORE EQUITY PORTFOLIO

                         -  GROWTH STOCK PORTFOLIO

                         -  REAL ESTATE EQUITY
                            SECURITIES PORTFOLIO

                         -  MANAGED BOND PORTFOLIO

                         -  ENHANCED RESERVES
                            PORTFOLIO


[LOGO] PHOENIX
       INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix Duff & Phelps Institutional Mutual Funds for the six months ended June 30, 1999.

  If you have any questions, please call a client service representative at 1-800-814-1897.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

JUNE 30, 1999

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

TABLE OF CONTENTS

Phoenix Duff & Phelps Institutional Core Equity Portfolio.................     3
Phoenix Duff & Phelps Institutional Growth Stock Portfolio................     8
Phoenix Duff & Phelps Institutional Real Estate Equity Securities
Portfolio.................................................................    13
Phoenix Duff & Phelps Institutional Managed Bond Portfolio................    18
Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio...........    26
Notes to Financial Statements.............................................    31

Phoenix Duff & Phelps Institutional Core Equity Portfolio

                          INVESTMENTS AT JUNE 30, 1999
                                  (UNAUDITED)

                                                      SHARES        VALUE
                                                     --------   -------------

COMMON STOCKS--99.6%
BANKS (MAJOR REGIONAL)--1.9%
Wells Fargo Co..........................                5,300      $  226,575

BANKS (REGIONAL)--1.6%
Bank of America Corp....................                2,600         190,612

BEVERAGES (NON-ALCOHOLIC)--2.2%
PepsiCo, Inc............................                6,625         256,305
BUILDING MATERIALS--2.8%
Masco Corp..............................               11,300         326,287

CHEMICALS (DIVERSIFIED)--1.5%
Monsanto Co.............................                4,450         175,497

COMMUNICATIONS EQUIPMENT--2.4%
Lucent Technologies, Inc................                4,250         286,609

COMPUTERS (HARDWARE)--7.4%
International Business Machines Corp....                3,950         510,537
Sun Microsystems, Inc.(b)...............                5,200         358,150
                                                                -------------
                                                                      868,687
                                                                -------------
COMPUTERS (NETWORKING)--3.1%
Cisco Systems, Inc.(b)..................                5,574         359,523

COMPUTERS (PERIPHERALS)--1.9%
EMC Corp.(b)............................                4,100         225,500

CONSUMER FINANCE--1.6%
Providian Financial Corp................                2,000         187,000
ELECTRIC COMPANIES--2.8%
Duke Energy Corp........................                3,925         213,422
FPL Group, Inc..........................                2,150         117,444
                                                                -------------
                                                                      330,866
                                                                -------------

ELECTRICAL EQUIPMENT--4.6%
Emerson Electric Co.....................                5,750         361,531
General Electric Co.....................                1,525         172,325
                                                                -------------
                                                                      533,856
                                                                -------------

FINANCIAL (DIVERSIFIED)--4.2%
CIT Group, Inc. (The)...................                8,700         251,213

                                                      SHARES        VALUE
                                                     --------   -------------
FINANCIAL (DIVERSIFIED)--CONTINUED
Fannie Mae..............................                3,600      $  246,150
                                                                -------------
                                                                      497,363
                                                                -------------

HEALTH CARE (DIVERSIFIED)--5.1%
Abbott Laboratories.....................                2,300         104,650
American Home Products Corp.............                4,500         258,750
Warner-Lambert Co.......................                3,300         228,938
                                                                -------------
                                                                      592,338
                                                                -------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.0%
Schering-Plough Corp....................                4,400         233,200

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--3.0%
Medtronic, Inc..........................                4,525         352,384

HOUSEHOLD FURNISHINGS & APPLIANCES--2.5%
Maytag Corp.............................                4,150         289,203

HOUSEHOLD PRODUCTS (NON-DURABLE)--2.6%
Clorox Co. (The)........................                1,050         112,153
Procter & Gamble Co. (The)..............                2,200         196,350
                                                                -------------
                                                                      308,503
                                                                -------------

INSURANCE (MULTI-LINE)--1.8%
Hartford Financial Services Group, Inc.
(The)...................................                3,675         214,298

INSURANCE (PROPERTY-CASUALTY)--6.6%
Allstate Corp. (The)....................                8,475         304,041
MGIC Investment Corp....................                9,600         466,800
                                                                -------------
                                                                      770,841
                                                                -------------

INSURANCE BROKERS--2.7%
Marsh & McLennan Companies, Inc.........                4,250         320,875

MANUFACTURING (DIVERSIFIED)--3.2%
Tyco International Ltd..................                4,000         379,000

OFFICE EQUIPMENT & SUPPLIES--2.6%
Pitney Bowes, Inc.......................                4,650         298,763

OIL (DOMESTIC INTEGRATED)--1.3%
Unocal Corp.............................                3,700         146,613

OIL (INTERNATIONAL INTEGRATED)--4.3%
Conoco, Inc. Class A....................               12,500         348,438

                       See Notes to Financial Statements                       3

Phoenix Duff & Phelps Institutional Core Equity Portfolio

                                                      SHARES        VALUE
                                                     --------   -------------
OIL (INTERNATIONAL INTEGRATED)--CONTINUED
Mobil Corp..............................                1,525      $  150,975
                                                                -------------
                                                                      499,413
                                                                -------------
PERSONAL CARE--2.1%
Avon Products, Inc......................                4,350         241,425
RESTAURANTS--2.5%
McDonald's Corp.........................                7,150         295,384
RETAIL (DRUG STORES)--3.1%
CVS Corp................................                7,000         357,875

RETAIL (FOOD CHAINS)--1.9%
Albertson's, Inc........................                4,425         228,164
RETAIL (GENERAL MERCHANDISE)--4.0%
Dayton Hudson Corp......................                7,125         463,125
SAVINGS & LOAN COMPANIES--2.2%
Washington Mutual, Inc..................                7,425         262,659

SERVICES (ADVERTISING/MARKETING)--2.5%
Omnicom Group, Inc......................                3,700         296,000
SERVICES (DATA PROCESSING)--2.5%
First Data Corp.........................                6,075         297,295

TELEPHONE--3.1%
Bell Atlantic Corp......................                2,400         156,900
                                                      SHARES        VALUE
                                                     --------   -------------
TELEPHONE--CONTINUED
GTE Corp................................                2,750      $  208,313
                                                                -------------
                                                                      365,213
                                                                -------------
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $9,979,116)                                       11,677,251
-----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.6%
(IDENTIFIED COST $9,979,116)                                       11,677,251
-----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--0.8%

MONEY MARKET MUTUAL FUNDS--0.8%
State Street Global Advisors Seven Seas
Money Market Fund (4.871% seven day
effective yield)........................               87,549          87,549
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $87,549)                                              87,549
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $10,066,665)                                      11,764,800(a)
Cash and receivables, less liabilities--(0.4%)                        (45,709)
                                                                -------------
NET ASSETS--100.0%                                              $  11,719,091
                                                                -------------
                                                                -------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,021,766 and gross depreciation of $385,667 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $10,128,701.
(b)  Non-income producing.

 4                                             See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Core Equity Portfolio

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $10,066,665)                               $   11,764,800
Cash                                                                     895
Receivables
  Dividends and interest                                               5,280
  Receivable from adviser                                             44,424
Prepaid expenses                                                         221
                                                              --------------
    Total assets                                                  11,815,620
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                     15,774
  Transfer agent fee                                                   9,677
  Financial agent fee                                                  1,938
  Trustees' fee                                                          469
  Distribution fee                                                        31
Accrued expenses                                                      68,640
                                                              --------------
    Total liabilities                                                 96,529
                                                              --------------
NET ASSETS                                                    $   11,719,091
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   10,214,718
Undistributed net investment income                                   19,248
Accumulated net realized loss                                       (213,010)
Net unrealized appreciation                                        1,698,135
                                                              --------------
NET ASSETS                                                    $   11,719,091
                                                              --------------
                                                              --------------
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $11,608,372)                 1,053,887
Net asset value and offering price per share                          $11.01
CLASS Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $110,719)                       10,073
Net asset value and offering price per share                          $10.99

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      62,684
Interest                                                              3,307
                                                              -------------
    Total investment income                                          65,991
                                                              -------------
EXPENSES
Investment advisory fee                                              27,737
Distribution fee, Class Y                                               131
Financial agent fee                                                  17,065
Transfer agent                                                       19,119
Registration                                                         31,148
Printing                                                             13,841
Professional                                                         11,519
Trustees                                                              9,469
Custodian                                                             4,167
Miscellaneous                                                         5,493
                                                              -------------
    Total expenses                                                  139,689
    Less expenses borne by investment adviser                      (103,501)
                                                              -------------
    Net expenses                                                     36,188
                                                              -------------
NET INVESTMENT INCOME                                                29,803
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                     510,960
Net change in unrealized appreciation (depreciation) on
  investments                                                       308,066
                                                              -------------
NET GAIN ON INVESTMENTS                                             819,026
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $     848,829
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements                       5

Phoenix Duff & Phelps Institutional Core Equity Portfolio

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended       From Inception
                                            6/30/99        4/14/98 to
                                          (Unaudited)       12/31/98
                                          ------------   ---------------
FROM OPERATIONS
  Net investment income (loss)            $     29,803     $      25,753
  Net realized gain (loss)                     510,960          (723,970)
  Net change in unrealized appreciation
    (depreciation)                             308,066         1,390,069
                                          ------------   ---------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  848,829           691,852
                                          ------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X               (10,524)          (25,531)
  Net investment income, Class Y                   (71)             (222)
  In excess of net investment income,
    Class X                                         --           (43,528)
  In excess of net investment income,
    Class Y                                         --              (378)
                                          ------------   ---------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS              (10,595)          (69,659)
                                          ------------   ---------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (4,210
    and 1,046,343 shares, respectively)         44,859        10,081,583
  Net asset value of shares issued from
    reinvestment of distributions (939
    and 6,899 shares, respectively)             10,102            69,058
  Cost of shares repurchased (4,504 and
    0 shares, respectively)                    (47,676)               --
                                          ------------   ---------------
Total                                            7,285        10,150,641
                                          ------------   ---------------
CLASS Y
  Proceeds from sales of shares (0 and
    10,007 shares, respectively)                    --           100,071
  Net asset value of shares issued from
    reinvestment of distributions (6 and
    60 shares, respectively)                        67               600
                                          ------------   ---------------
Total                                               67           100,671
                                          ------------   ---------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                      7,352        10,251,312
                                          ------------   ---------------
  NET INCREASE (DECREASE) IN NET ASSETS        845,586        10,873,505
                                          ------------   ---------------
NET ASSETS
  Beginning of period                       10,873,505                --
                                          ------------   ---------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $19,248 AND $40, RESPECTIVELY]        $ 11,719,091     $  10,873,505
                                          ------------   ---------------
                                          ------------   ---------------

6                      See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Core Equity Portfolio

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                   CLASS X
                                          -------------------------
                                           SIX MONTHS       FROM
                                             ENDED       INCEPTION
                                            6/30/99      4/14/98 TO
                                          (UNAUDITED)     12/31/98
Net asset value, beginning of period          $10.23        $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                  0.03(1)       0.04(1)(5)
  Net realized and unrealized gain
    (loss)                                      0.76          0.26
                                              ------     ----------
      TOTAL FROM INVESTMENT OPERATIONS          0.79          0.30
                                              ------     ----------
LESS DISTRIBUTIONS
  Dividends from net investment income         (0.01)        (0.03)
  Dividends from net realized gains               --            --
  In excess of net investment income              --         (0.04)
                                              ------     ----------
      TOTAL DISTRIBUTIONS                      (0.01)        (0.07)
                                              ------     ----------
Change in net asset value                       0.78          0.23
                                              ------     ----------
NET ASSET VALUE, END OF PERIOD                $11.01        $10.23
                                              ------     ----------
                                              ------     ----------
Total return                                    7.72%(4)      2.97%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $11,608       $10,771
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            0.65%(3)      0.65%(3)
  Net investment income                         0.54%(3)      0.56%(3)
Portfolio turnover                                36%(4)        52%(4)

                                                   CLASS Y
                                          -------------------------
                                           SIX MONTHS       FROM
                                             ENDED       INCEPTION
                                            6/30/99      4/14/98 TO
                                          (UNAUDITED)     12/31/98
Net asset value, beginning of period          $10.21        $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                  0.02(2)       0.02(2)(5)
  Net realized and unrealized gain
    (loss)                                      0.77          0.25
                                              ------     ----------
      TOTAL FROM INVESTMENT OPERATIONS          0.79          0.27
                                              ------     ----------
LESS DISTRIBUTIONS
  Dividends from net investment income         (0.01)        (0.02)
  Dividends from net realized gains               --            --
  In excess of net investment income              --         (0.04)
                                              ------     ----------
      TOTAL DISTRIBUTIONS                      (0.01)        (0.06)
                                              ------     ----------
Change in net asset value                       0.78          0.21
                                              ------     ----------
NET ASSET VALUE, END OF PERIOD                $10.99        $10.21
                                              ------     ----------
                                              ------     ----------
Total return                                    7.71%(4)      2.71%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $111          $103
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            0.90%(3)      0.90%(3)
  Net investment income                         0.29%(3)      0.37%(3)
Portfolio turnover                                36%(4)        52%(4)

(1) Includes reimbursement of operating expenses by investment adviser of $0.10 and $0.26, respectively.
(2) Includes reimbursement of operating expenses by investment adviser of $0.10 and $0.26, respectively.
(3) Annualized.
(4) Not annualized.
(5) Computed using average shares outstanding.

                       See Notes to Financial Statements                       7

Phoenix Duff & Phelps Institutional Growth Stock Portfolio

                          INVESTMENTS AT JUNE 30, 1999
                                  (UNAUDITED)

                                                      SHARES        VALUE
                                                     ---------   ------------

COMMON STOCKS--91.8%

ALUMINUM--3.0%
Alcoa, Inc..............................                33,340   $  2,062,912

BANKS (MAJOR REGIONAL)--0.8%
Mellon Bank Corp........................                14,000        509,250

BEVERAGES (NON-ALCOHOLIC)--2.8%
Coca-Cola Co. (The).....................                30,000      1,875,000

BROADCASTING (TELEVISION, RADIO & CABLE)--2.6%
Chancellor Media Corp.(b)...............                31,700      1,747,462
CHEMICALS--2.8%
Dow Chemical Co. (The)..................                15,000      1,903,125

COMMUNICATIONS EQUIPMENT--12.0%
General Motors Corp. Class H(b).........                27,040      1,521,000
Lucent Technologies, Inc................                34,020      2,294,224
Motorola, Inc...........................                27,300      2,586,675
QUALCOMM, Inc.(b).......................                12,000      1,722,000
                                                                 ------------
                                                                    8,123,899
                                                                 ------------

COMPUTERS (HARDWARE)--8.5%
International Business Machines Corp....                25,000      3,231,250
Sun Microsystems, Inc.(b)...............                37,030      2,550,441
                                                                 ------------
                                                                    5,781,691
                                                                 ------------
COMPUTERS (NETWORKING)--2.4%
Cisco Systems, Inc.(b)..................                25,330      1,633,785

COMPUTERS (SOFTWARE & SERVICES)--3.8%
Microsoft Corp.(b)......................                28,950      2,610,928

ELECTRICAL EQUIPMENT--3.4%
General Electric Co.....................                20,320      2,296,160

ELECTRONICS (SEMICONDUCTORS)--4.0%
Texas Instruments, Inc..................                18,550      2,689,750

FINANCIAL (DIVERSIFIED)--7.4%
Citigroup, Inc..........................                54,185      2,573,787
Morgan Stanley Dean Witter & Co.........                23,620      2,421,050
                                                                 ------------
                                                                    4,994,837
                                                                 ------------

                                                      SHARES        VALUE
                                                     ---------   ------------

FOODS--1.8%
General Mills, Inc......................                15,400   $  1,237,775

HEALTH CARE (DIVERSIFIED)--3.4%
Bristol-Myers Squibb Co.................                33,200      2,338,525

HEALTH CARE (MANAGED CARE)--1.9%
Wellpoint Health Networks, Inc.(b)......                15,500      1,315,563

MANUFACTURING (DIVERSIFIED)--6.6%
Tyco International Ltd..................                24,800      2,349,800
United Technologies Corp................                30,000      2,150,625
                                                                 ------------
                                                                    4,500,425
                                                                 ------------

OIL & GAS (DRILLING & EQUIPMENT)--6.0%
Baker Hughes, Inc.......................                54,320      1,819,720
Halliburton Co..........................                50,430      2,281,958
                                                                 ------------
                                                                    4,101,678
                                                                 ------------

OIL (INTERNATIONAL INTEGRATED)--2.8%
Texaco, Inc.............................                30,000      1,875,000

PAPER & FOREST PRODUCTS--3.5%
Georgia-Pacific Group...................                50,000      2,368,750

RETAIL (COMPUTERS & ELECTRONICS)--3.2%
Best Buy Co., Inc.(b)...................                17,220      1,162,350
Tandy Corp..............................                21,320      1,042,015
                                                                 ------------
                                                                    2,204,365
                                                                 ------------

RETAIL (GENERAL MERCHANDISE)--2.4%
Wal-Mart Stores, Inc....................                33,400      1,611,550

RETAIL (SPECIALTY-APPAREL)--2.7%
TJX Companies, Inc. (The)...............                55,000      1,832,188

TELECOMMUNICATIONS (LONG DISTANCE)--4.0%
MCI WorldCom, Inc.(b)...................                31,358      2,704,628
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $52,113,797)                                      62,319,246
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--4.2%

COMMUNICATIONS EQUIPMENT--2.7%
Nokia Oyj Sponsored ADR Class A
(Finland)...............................                20,000      1,831,250

8                      See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Growth Stock Portfolio

                                                      SHARES        VALUE
                                                     ---------   ------------
OIL (INTERNATIONAL INTEGRATED)--0.0%
BP Amoco PLC Sponsored ADR (United
Kingdom)................................                    30   $      3,255

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.5%
Vodafone AirTouch PLC Sponsored ADR
(United Kingdom)........................                 5,200      1,024,400
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,994,426)                                        2,858,905
-----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS --96.0%
(IDENTIFIED COST $54,108,223)                                      65,178,151
-----------------------------------------------------------------------------

                                      STANDARD       PAR
                                      & POOR'S      VALUE
                                       RATING       (000)
                                      ---------   ---------
SHORT-TERM OBLIGATIONS--4.5%
COMMERCIAL PAPER--4.5%
Corporate Asset Funding Co., Inc.
5.55%, 7/1/99.......................    A-1+      $   1,550       1,550,000
Potomac Electric Power Co. 5.20%,
7/2/99..............................     A-1          1,199       1,198,827
Preferred Receivables Funding Corp.
5.30%, 7/6/99.......................     A-1            275         274,797
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,023,624)                                      3,023,624
---------------------------------------------------------------------------
TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $57,131,847)                                    68,201,775(a)
Cash and receivables, less liabilities--(0.5%)                     (336,949)
                                                              -------------
NET ASSETS--100.0%                                            $  67,864,826
                                                              -------------
                                                              -------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,461,738 and gross depreciation of $456,365 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $57,196,402.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Growth Stock Portfolio

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $57,131,847)                               $   68,201,775
Cash                                                                  97,982
Receivables
  Investment securities sold                                       1,555,080
  Dividends and interest                                              33,620
  Receivable from advisor                                              2,364
Prepaid expenses                                                       1,351
                                                              --------------
    Total assets                                                  69,892,172
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  1,934,725
  Transfer agent fee                                                   8,607
  Financial agent fee                                                  5,491
  Distribution fee                                                     4,144
  Trustees' fee                                                          889
Accrued expenses                                                      73,490
                                                              --------------
    Total liabilities                                              2,027,346
                                                              --------------
NET ASSETS                                                    $   67,864,826
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   46,677,926
Undistributed net investment income                                   41,233
Accumulated net realized gain                                     10,075,739
Net unrealized appreciation                                       11,069,928
                                                              --------------
NET ASSETS                                                    $   67,864,826
                                                              --------------
                                                              --------------
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $46,725,629)                 1,220,242
Net asset value and offering price per share                          $38.29
CLASS Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $21,139,197)                   553,215
Net asset value and offering price per share                          $38.21

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $     242,200
Interest                                                             55,793
                                                              -------------
    Total investment income                                         297,993
                                                              -------------
EXPENSES
Investment advisory fee                                             198,007
Distribution fee, Class Y                                            25,695
Financial agent fee                                                  40,320
Registration                                                         21,445
Transfer agent                                                       19,477
Professional                                                         18,504
Custodian                                                            12,109
Trustees                                                              9,917
Printing                                                              5,155
Miscellaneous                                                         5,369
                                                              -------------
    Total expenses                                                  355,998
    Less expenses borne by investment adviser                       (99,238)
                                                              -------------
    Net expenses                                                    256,760
                                                              -------------
NET INVESTMENT INCOME                                                41,233
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                  10,355,884
Net change in unrealized appreciation (depreciation) on
  investments                                                    (5,286,222)
                                                              -------------
NET GAIN ON INVESTMENTS                                           5,069,662
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   5,110,895
                                                              -------------
                                                              -------------

10                     See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Growth Stock Portfolio

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/99       Year Ended
                                          (Unaudited)      12/31/98
                                          ------------   ------------
FROM OPERATIONS
  Net investment income (loss)            $     41,233   $     38,130
  Net realized gain (loss)                  10,355,884      8,875,871
  Net change in unrealized appreciation
    (depreciation)                          (5,286,222)     8,732,664
                                          ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                5,110,895     17,646,665
                                          ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X                    --        (30,177)
  Net investment income, Class Y                    --         (7,953)
  Net realized gains, Class X               (2,831,069)    (7,279,351)
  Net realized gains, Class Y               (1,282,763)    (3,125,369)
                                          ------------   ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (4,113,832)   (10,442,850)
                                          ------------   ------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (18,023
    and 447,453 shares, respectively)          695,943     15,187,022
  Net asset value of shares issued from
    reinvestment of distributions
    (76,084 and 204,764 shares,
    respectively)                            2,831,066      7,309,523
  Cost of shares redeemed (98,811 and
    737,633 shares, respectively)           (3,875,503)   (25,502,110)
                                          ------------   ------------
Total                                         (348,494)    (3,005,565)
                                          ------------   ------------
CLASS Y
  Proceeds from sales of shares (13,269
    and 42,715 shares, respectively)           513,845      1,441,580
  Net asset value of shares issued from
    reinvestment of distributions
    (34,539 and 85,930 shares,
    respectively)                            1,282,760      3,069,279
  Cost of shares redeemed (59,424 and
    84,508 shares, respectively)            (2,256,786)    (3,014,143)
                                          ------------   ------------
Total                                         (460,181)     1,496,716
                                          ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                   (808,675)    (1,508,849)
                                          ------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS        188,388      5,694,966
                                          ------------   ------------
NET ASSETS
  Beginning of period                       67,676,438     61,981,472
                                          ------------   ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $41,233 AND $0, RESPECTIVELY]         $ 67,864,826   $ 67,676,438
                                          ------------   ------------
                                          ------------   ------------

                       See Notes to Financial Statements                      11

Phoenix Duff & Phelps Institutional Growth Stock Portfolio

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS X
                                               ------------------------------------------------------------------
                                               SIX MONTHS                 YEAR ENDED                     FROM
                                                 ENDED                   DECEMBER 31,                  INCEPTION
                                                6/30/99          ----------------------------          3/1/96 TO
                                               (UNAUDITED)            1998               1997          12/31/96
Net asset value, beginning of period             $37.82             $33.85             $47.42          $48.01
INCOME FROM INVESTMENT OPERATIONS(6)
  Net investment income (loss)                     0.04(4)            0.05(4)(7)         0.31(4)(7)      0.34(4)
  Net realized and unrealized gain (loss)          2.90               9.88              10.60            4.89
                                               ----------        ---------          ---------         -----------
      TOTAL FROM INVESTMENT OPERATIONS             2.94               9.93              10.91            5.23
                                               ----------        ---------          ---------         -----------
LESS DISTRIBUTIONS
  Dividends from net investment income               --              (0.15)             (0.39)          (0.30)
  Dividends from net realized gains               (2.47)             (5.81)            (24.07)(3)       (5.52)
  In excess of net investment income                 --                 --              (0.02)             --
                                               ----------        ---------          ---------         -----------
      TOTAL DISTRIBUTIONS                         (2.47)             (5.96)            (24.48)          (5.82)
                                               ----------        ---------          ---------         -----------
Change in net asset value                          0.47               3.97             (13.57)          (0.59)
                                               ----------        ---------          ---------         -----------
NET ASSET VALUE, END OF PERIOD                   $38.29             $37.82             $33.85          $47.42
                                               ----------        ---------          ---------         -----------
                                               ----------        ---------          ---------         -----------
Total return                                       7.96%(2)          31.20%             25.76%          10.71%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $46,726            $46,330            $44,350         $82,739
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               0.70%(1)           0.70%              0.70%           0.70%(1)
  Net investment income                            0.20%(1)           0.13%              0.64%           0.65%(1)
Portfolio turnover                                   90%(2)            115%               148%             99%(2)

                                                                             CLASS Y
                                               -------------------------------------------------------------------
                                               SIX MONTHS                  YEAR ENDED                     FROM
                                                  ENDED                   DECEMBER 31,                  INCEPTION
                                                 6/30/99          ----------------------------          3/1/96 TO
                                               (UNAUDITED)             1998               1997          12/31/96
Net asset value, beginning of period              $37.79             $33.86             $47.43          $48.01
INCOME FROM INVESTMENT OPERATIONS(6)
  Net investment income (loss)                     (0.01)(5)          (0.04)(5)(7)        0.18(5)(7)      0.18(5)
  Net realized and unrealized gain (loss)           2.90               9.88              10.59            4.95
                                               -----------        ---------          ---------         -----------
      TOTAL FROM INVESTMENT OPERATIONS              2.89               9.84              10.77            5.13
                                               -----------        ---------          ---------         -----------
LESS DISTRIBUTIONS
  Dividends from net investment income                --              (0.10)             (0.31)          (0.19)
  Dividends from net realized gains                (2.47)             (5.81)            (24.02)(3)       (5.52)
  In excess of net investment income                  --                 --              (0.01)             --
                                               -----------        ---------          ---------         -----------
      TOTAL DISTRIBUTIONS                          (2.47)             (5.91)            (24.34)          (5.71)
                                               -----------        ---------          ---------         -----------
Change in net asset value                           0.42               3.93             (13.57)          (0.58)
                                               -----------        ---------          ---------         -----------
NET ASSET VALUE, END OF PERIOD                    $38.21             $37.79             $33.86          $47.43
                                               -----------        ---------          ---------         -----------
                                               -----------        ---------          ---------         -----------
Total return                                        7.83%(2)          30.85%             25.46%          10.48%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $21,139          $  21,347          $  17,631         $22,978
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                0.95%(1)           0.95%              0.95%           0.95%(1)
  Net investment income (loss)                     (0.05)%(1)         (0.11)%             0.39%           0.39%(1)
Portfolio turnover                                    90%(2)            115%               148%             99%(2)

(1) Annualized.
(2) Not annualized.
(3) Includes amounts distributed as income and redesignated for tax purposes.
(4) Includes reimbursement of operating expenses by investment adviser of $0.05, $0.11, $0.08 and $0.04, respectively.
(5) Includes reimbursement of operating expenses by investment adviser of $0.05, $0.11, $0.08 and $0.04, respectively.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7) Computed using average shares outstanding.

12                     See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Real Estate Equity Securities Portfolio

                          INVESTMENTS AT JUNE 30, 1999
                                  (UNAUDITED)

                                                       SHARES         VALUE
                                                     ----------   -------------

COMMON STOCKS--94.1%
REAL ESTATE INVESTMENT TRUSTS--93.2%
DIVERSIFIED--7.6%
Colonial Properties Trust...............                  6,300      $  177,975
Crescent Real Estate Equities Co........                 22,900         543,875
Vornado Realty Trust....................                 27,600         974,625
                                                                  -------------
                                                                      1,696,475
                                                                  -------------
HEALTH CARE--3.5%
HRPT Properties Trust...................                 16,500         252,656
Nationwide Health Properties, Inc.......                 22,200         423,187
OMEGA Healthcare Investors, Inc.........                  4,200         108,412
                                                                  -------------
                                                                        784,255
                                                                  -------------

INDUSTRIAL/OFFICE--38.8%

INDUSTRIAL--9.8%
CenterPoint Properties Corp.............                 32,200       1,179,325
First Industrial Realty Trust, Inc......                 18,500         507,594
Weeks Corp..............................                 16,300         497,150
                                                                  -------------
                                                                      2,184,069
                                                                  -------------

MIXED--6.3%
Reckson Associates Realty Corp..........                 60,100       1,412,350

OFFICE--22.7%
Alexandria Real Estate Equities, Inc....                 22,500         703,125
Boston Properties, Inc..................                 34,600       1,241,275
Great Lakes REIT, Inc...................                 12,000         195,000
Highwoods Properties, Inc...............                 18,900         518,569
Mack-Cali Realty Corp...................                 38,000       1,175,625
Spieker Properties, Inc.................                 31,500       1,224,562
                                                                  -------------
                                                                      5,058,156
                                                                  -------------
-------------------------------------------------------------------------------
TOTAL INDUSTRIAL/ OFFICE                                              8,654,575
-------------------------------------------------------------------------------
RESIDENTIAL--18.6%

APARTMENTS--16.6%
Apartment Investment & Management Co....                 32,400       1,385,100
Avalonbay Communities, Inc..............                 13,700         506,900
Equity Residential Properties Trust.....                 18,700         842,669

                                                       SHARES         VALUE
                                                     ----------   -------------
APARTMENTS--CONTINUED
Essex Property Trust, Inc...............                 27,200      $  962,200
                                                                  -------------
                                                                      3,696,869
                                                                  -------------

MANUFACTURED HOMES--2.0%
Manufactured Home Communities, Inc......                  8,600         223,600
Sun Communities, Inc....................                  6,400         227,200
                                                                  -------------
                                                                        450,800
                                                                  -------------
-------------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                     4,147,669
-------------------------------------------------------------------------------

RETAIL--23.3%

OUTLET CENTERS--2.7%
Chelsea GCA Realty, Inc.................                 16,200         601,425

REGIONAL MALLS--13.2%
CBL & Associates Properties, Inc........                 25,500         672,563
General Growth Properties, Inc..........                 20,000         710,000
Macerich Co. (The)......................                 43,200       1,134,000
Urban Shopping Centers, Inc.............                 13,300         418,950
                                                                  -------------
                                                                      2,935,513
                                                                  -------------

STRIP CENTERS--7.4%
Bradley Real Estate Trust, Inc..........                 14,800         307,100
Developers Diversified Realty Corp......                 45,600         758,100
JDN Realty Corp.........................                  4,800         107,400
Kimco Realty Corp.......................                 12,400         485,150
                                                                  -------------
                                                                      1,657,750
                                                                  -------------
-------------------------------------------------------------------------------
TOTAL RETAIL                                                          5,194,688
-------------------------------------------------------------------------------

SPECIALTY--1.4%
Golf Trust of America, Inc..............                 13,000         317,688
-------------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $20,673,405)                                        20,795,350
-------------------------------------------------------------------------------

REAL ESTATE OPERATING COMPANIES--0.9%

DIVERSIFIED--0.0%
Vornado Operating, Inc.(b)..............                    850           6,800

                       See Notes to Financial Statements                      13

Phoenix Duff & Phelps Institutional Real Estate Equity Securities Portfolio

                                                       SHARES         VALUE
                                                     ----------   -------------

INDUSTRIAL/OFFICE--0.9%

LODGING-HOTELS--0.3%
Interstate Hotels Corp.(b)..............                    440       $   1,815
Wyndham International, Inc. Class
A(b)....................................                 13,201          59,405
                                                                  -------------
                                                                         61,220
                                                                  -------------

MIXED--0.6%
Reckson Services Industries, Inc.(b)....                  9,000         136,125
-------------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                                 197,345
-------------------------------------------------------------------------------
TOTAL REAL ESTATE OPERATING COMPANIES
(IDENTIFIED COST $314,235)                                              204,145
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $20,987,640)                                        20,999,495
-------------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)          VALUE
                                                     ----------   -------------

SHORT-TERM OBLIGATIONS--7.5%

REPURCHASE AGREEMENT--7.5%
State Street Bank & Trust Co. repurchase
agreement, 4.25% dated 6/30/99 due
7/1/99, repurchase price $1,666,197
collateralized by U.S. Treasury Bill 6%,
2/15/26, market value $1,704,105........             $    1,666   $   1,666,000
-------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,666,000)                                          1,666,000
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.6%
(IDENTIFIED COST $22,653,640)                                        22,665,495(a)
Cash and receivables, less liabilities--(1.6%)                         (349,152)
                                                                  -------------
NET ASSETS--100.0%                                                $  22,316,343
                                                                  -------------
                                                                  -------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,042,902 and gross depreciation of $1,031,047 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $22,653,640.
(b)  Non-income producing.

14
                       See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Real Estate Equity Securities Portfolio

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $22,653,640)                               $   22,665,495
Cash                                                                     420
Receivables
  Investment securities sold                                         315,396
  Dividends and interest                                             149,023
Prepaid expenses                                                         437
                                                              --------------
    Total assets                                                  23,130,771
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                    702,551
  Investment advisory fee                                             21,986
  Transfer agent fee                                                  10,885
  Financial agent fee                                                    884
  Distribution fee                                                       147
  Trustees' fee                                                           43
Accrued expenses                                                      77,932
                                                              --------------
    Total liabilities                                                814,428
                                                              --------------
NET ASSETS                                                    $   22,316,343
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   23,058,054
Undistributed net investment income                                  175,774
Accumulated net realized loss                                       (929,340)
Net unrealized appreciation                                           11,855
                                                              --------------
NET ASSETS                                                    $   22,316,343
                                                              --------------
                                                              --------------
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Asset $21,579,562)                  2,231,737
Net asset value and offering price per share                           $9.67
CLASS Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Asset $736,781)                        76,202
Net asset value and offering price per share                           $9.67

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $     648,900
Interest                                                             32,871
                                                              -------------
    Total investment income                                         681,771
                                                              -------------
EXPENSES
Investment advisory fee                                              47,144
Distribution fee, Class Y                                               855
Financial agent fee                                                  20,932
Transfer agent                                                       23,282
Registration                                                         20,746
Professional                                                         16,801
Administration fee                                                   15,515
Printing                                                              9,501
Trustees                                                              9,042
Custodian                                                             5,247
Miscellaneous                                                         9,472
                                                              -------------
    Total expenses                                                  178,537
    Less expenses borne by investment adviser                       (86,899)
                                                              -------------
    Net expenses                                                     91,638
                                                              -------------
NET INVESTMENT INCOME                                               590,133
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                    (171,501)
Net change in unrealized appreciation (depreciation) on
  investments                                                     1,392,382
                                                              -------------
NET GAIN ON INVESTMENTS                                           1,220,881
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   1,811,014
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements                      15

Phoenix Duff & Phelps Institutional Real Estate Equity Securities Portfolio

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/99        Year Ended
                                          (Unaudited)       12/31/98
                                          ------------   ---------------
FROM OPERATIONS
  Net investment income (loss)            $    590,133     $     752,124
  Net realized gain (loss)                    (171,501)         (757,839)
  Net change in unrealized appreciation
    (depreciation)                           1,392,382        (3,480,613)
                                          ------------   ---------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                1,811,014        (3,486,328)
                                          ------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X              (439,220)         (752,862)
  Net investment income, Class Y               (14,404)          (30,663)
                                          ------------   ---------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS             (453,624)         (783,525)
                                          ------------   ---------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (14,966
    and 770,681 shares, respectively)          135,000         7,215,000
  Net asset value of shares issued from
    reinvestment of distributions
    (48,525 and 77,570 shares,
    respectively)                              435,102           752,854
                                          ------------   ---------------
Total                                          570,102         7,967,854
                                          ------------   ---------------
CLASS Y
  Proceeds from sales of shares (0 and 0
    shares, respectively)                           --                --
  Net asset value of shares issued from
    reinvestment of distributions
    (1,606 and 3,113 shares,
    respectively)                               14,400            30,655
                                          ------------   ---------------
Total                                           14,400            30,655
                                          ------------   ---------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                    584,502         7,998,509
                                          ------------   ---------------
  NET INCREASE (DECREASE) IN NET ASSETS      1,941,892         3,728,656
NET ASSETS
  Beginning of period                       20,374,451        16,645,795
                                          ------------   ---------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $175,774 AND $39,265, RESPECTIVELY]   $ 22,316,343     $  20,374,451
                                          ------------   ---------------
                                          ------------   ---------------

16                     See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Real Estate Equity Securities Portfolio

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                          CLASS X
                                          ---------------------------------------
                                           SIX MONTHS                     FROM
                                             ENDED          YEAR       INCEPTION
                                            6/30/99         ENDED      5/1/97 TO
                                          (UNAUDITED)     12/31/98      12/31/97
Net asset value, beginning of period           $9.08        $11.96        $10.00
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                  0.26(3)       0.47(3)(6)      0.39(3)
  Net realized and unrealized gain
    (loss)                                      0.53         (2.89)         1.96
                                              ------     -----------   ----------
      TOTAL FROM INVESTMENT OPERATIONS          0.79         (2.42)         2.35
                                              ------     -----------   ----------
LESS DISTRIBUTIONS
  Dividends from net investment income         (0.20)        (0.46)        (0.35)
  Dividends from net realized gains               --            --         (0.04)
                                              ------     -----------   ----------
      TOTAL DISTRIBUTIONS                      (0.20)        (0.46)        (0.39)
                                              ------     -----------   ----------
Change in net asset value                       0.59         (2.88)         1.96
                                              ------     -----------   ----------
NET ASSET VALUE, END OF PERIOD                 $9.67         $9.08        $11.96
                                              ------     -----------   ----------
                                              ------     -----------   ----------
Total return                                    8.89%(2)    (20.53)%       23.70%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $21,580       $19,697       $15,791

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            0.88%(1)      0.88%         0.90%(1)
  Net investment income                         5.71%(1)      4.54%         4.75%(1)
Portfolio turnover                                 6%(2)        15%            4%(2)

                                                          CLASS Y
                                          ---------------------------------------
                                           SIX MONTHS                     FROM
                                             ENDED          YEAR       INCEPTION
                                            6/30/99         ENDED      5/1/97 TO
                                          (UNAUDITED)     12/31/98      12/31/97
Net asset value, beginning of period           $9.09        $11.96        $10.00
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                  0.25(4)       0.46(4)(6)      0.34(4)
  Net realized and unrealized gain
    (loss)                                      0.52         (2.91)         2.00
                                              ------     -----------   ----------
      TOTAL FROM INVESTMENT OPERATIONS          0.77         (2.45)         2.34
                                              ------     -----------   ----------
LESS DISTRIBUTIONS
  Dividends from net investment income         (0.19)        (0.42)        (0.34)
  Dividends from net realized gains               --            --         (0.04)
                                              ------     -----------   ----------
      TOTAL DISTRIBUTIONS                      (0.19)        (0.42)        (0.38)
                                              ------     -----------   ----------
Change in net asset value                       0.58         (2.87)         1.96
                                              ------     -----------   ----------
NET ASSET VALUE, END OF PERIOD                 $9.67         $9.09        $11.96
                                              ------     -----------   ----------
                                              ------     -----------   ----------
Total return                                    8.67%(2)    (20.69)%       23.55%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $737          $678          $855

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            1.13%(1)      1.13%         1.15%(1)
  Net investment income                         5.46%(1)      4.39%         4.51%(1)
Portfolio turnover                                 6%(2)        15%            4%(2)

(1) Annualized.
(2) Not annualized.
(3) Includes reimbursement of operating expenses by investment adviser of $0.04, $0.11 and $0.16, respectively.
(4) Includes reimbursement of operating expenses by investment adviser of $0.04, $0.11 and $0.16, respectively.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(6) Computed using average shares outstanding.

                       See Notes to Financial Statements                      17

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

                          INVESTMENTS AT JUNE 30, 1999
                                  (UNAUDITED)

                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)         VALUE
                                          --------   --------   -------------

U.S. GOVERNMENT SECURITIES--1.5%

U.S. TREASURY NOTES--1.5%
U.S. Treasury Notes 5.50%, 5/31/00......    Aaa      $    100      $  100,198
U.S. Treasury Notes 4.75%, 11/15/08.....    Aaa           130         119,264
U.S. Treasury Notes 5.50%, 5/15/09......    Aaa         1,280       1,252,421
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,499,776)                                        1,471,883
-----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--15.2%

Fannie Mae 6%, 5/15/08..................    Aaa         1,470       1,430,529
Fannie Mae 6.75%, 6/25/20...............    Aaa           582         583,971
Freddie Mac 6.65%, 6/15/23..............    Aaa         2,050       2,044,957
GNMA 6.50%, 6/1/26......................     NR         2,650       2,550,625
GNMA 6%, 12/1/28........................    Aaa         3,495       3,268,532
GNMA 6.50%, 5/1/29......................    Aaa         1,400       1,347,687
GNMA 7%, 7/1/29(j)......................     NR         4,100       4,044,906
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $15,623,012)                                      15,271,207
-----------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED
SECURITIES--1.4%
FHLB 5.315%, 12/23/08...................     A          1,550       1,427,694
-----------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,548,605)                                        1,427,694
-----------------------------------------------------------------------------

MUNICIPAL BONDS--19.7%

CALIFORNIA--4.9%
Alameda Corridor Transportation
Authority Revenue Taxable Series C
6.60%, 10/1/29..........................    Aaa           635         575,469

Fresno County Pension Obligation Taxable
6.21%, 8/15/06..........................    Aaa         1,400       1,365,000
Oakland Pension Obligation Revenue
Taxable Series A 6.98%, 12/15/09........    Aaa           400         404,000

Orange County Pension Obligation Revenue
Taxable Series A 7.21%, 9/1/07..........    Aaa           300         309,000

                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)         VALUE
                                          --------   --------   -------------
CALIFORNIA--CONTINUED

Orange County Pension Obligation Revenue
Taxable Series A 7.62%, 9/1/08..........    Aaa      $     50   $      52,687

Orange County Pension Obligation Revenue
Taxable Series A 7.67%, 9/1/09..........    Aaa         1,200       1,272,000

Ventura County Pension Obligation
Taxable 6.54%, 11/1/05..................    Aaa         1,000       1,001,250
                                                                -------------
                                                                    4,979,406
                                                                -------------

COLORADO--1.9%
Denver City and County School District
01
Pension Taxable 6.76%, 12/15/07.........    Aaa         1,900       1,900,000

CONNECTICUT--1.7%
Mashantucket Western Pequot Tribe
Revenue Taxable Series A 6.91%, 9/1/12..    Aaa         1,100       1,075,250

Mashantucket Western Pequot Tribe
Revenue Taxable Series A 144A 6.57%,
9/1/13(b)...............................    Aaa           715         676,569
                                                                -------------
                                                                    1,751,819
                                                                -------------

FLORIDA--2.4%
Palm Beach County Solid Waste Industrial
Development Project B Revenue Taxable
10.50%, 1/1/11(g)(h)....................     NR         1,000         500,000

Tampa Solid Waste System Revenue Taxable
Series A 6.43%, 10/1/08.................    Aaa           930         905,587

University of Miami Exchangeable Revenue
Taxable Series A 7.40%, 4/1/11(d).......    Aaa           210         215,513

University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20(d).......    Aaa           825         838,406
                                                                -------------
                                                                    2,459,506
                                                                -------------

18                     See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)         VALUE
                                          --------   --------   -------------
ILLINOIS--4.0%
Chicago Park District General Obligation
6.25%, 1/1/09...........................    Aaa      $    825   $     898,219
Illinois Educational Facilities
Authority-Loyola University Revenue
Series A 5.70%, 7/1/24..................    Aaa         1,075       1,100,531

Illinois Educational Facilities
Authority-Loyola University Revenue
Taxable Series A 7.84%, 7/1/24..........    Aaa         1,925       1,985,156
                                                                -------------
                                                                    3,983,906
                                                                -------------

MASSACHUSETTS--0.9%
Massachusetts State Port Authority
Revenue Taxable Series C 6%, 7/1/01.....     Aa           870         868,913

NEW YORK--0.4%
New York State Taxable Series D 6.75%,
6/15/09.................................     A            400         396,500

PENNSYLVANIA--1.2%
Pennsylvania Economic Development
Financing Authority Revenue Series B
9.50%, 1/1/12(g)(h).....................     NR         1,955         261,481

Philadelphia Authority For Industrial
Development Pension Funding Retirement
Systems Revenue Taxable Series A 5.79%,
4/15/09.................................    Aaa         1,000         925,000
                                                                -------------
                                                                    1,186,481
                                                                -------------

TEXAS--0.1%
Dallas-Fort Worth International Airport
Facilities Improvement Revenue Taxable
6.45%, 11/1/08..........................    Aaa            70          68,250
VIRGINIA--1.0%
Newport News General Obligation Taxable
Series B 7.05%, 1/15/25.................     Aa         1,025         972,469

WASHINGTON--1.2%
Snohomish County Washington School
District 5.65%, 12/1/09.................    Aaa           475         501,719
                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)         VALUE
                                          --------   --------   -------------
WASHINGTON--CONTINUED

Washington State Series B 5.50%,
5/1/10..................................     Aa      $    665      $  690,769
                                                                -------------
                                                                    1,192,488
                                                                -------------
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $22,105,757)                                      19,759,738
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--9.4%

Aesop Funding II LLC 98-1, A 144A 6.14%,
5/20/06(b)..............................    Aaa         1,100       1,068,717

Capita Equipment Receivables Trust 97-1,
B 6.45%, 8/15/02........................     Aa           600         599,466

Citibank Credit Card Master Trust I
98-3, A 5.80%, 2/7/05...................    Aaa         1,500       1,477,735

ContiMortgage Home Equity Loan Trust
98-1, B 7.86%, 4/15/29..................    Baa         1,576       1,491,044

First USA Credit Card Master Trust 98-1,
C 144A 6.50%, 1/18/06(b)................   BBB(c)         925         909,391

Green Tree Financial Corp. 96-10, A3
6.16%, 11/15/28.........................   AAA(c)         122         121,571

Green Tree Financial Corp. 97-4, M1
7.22%, 2/15/29..........................     Aa         1,500       1,483,594

Premier Auto Trust 97-3, B 6.52%,
1/6/03..................................     A            650         654,316
Residential Accredit Loans, Inc. 96-QS4,
AI10 7.90%, 8/25/26.....................   AAA(c)         900         912,656

Team Fleet Financing Corp. 98-2A, C 144A
6.53%, 7/25/02(b).......................   BBB(c)         770         750,991
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $9,634,810)                                        9,469,481
-----------------------------------------------------------------------------

CORPORATE BONDS--7.9%

AEROSPACE/DEFENSE--0.7%
BE Aerospace, Inc. 9.50%, 11/1/08.......     B            740         749,250

AIRLINES--0.9%
US Airways, Inc. Series 98-1 Class A
6.85%, 1/30/18..........................     A            930         873,037

BROADCASTING (TELEVISION, RADIO & CABLE)--0.6%
CSC Holdings, Inc. 7.625%, 7/15/18......     Ba           600         570,000

                       See Notes to Financial Statements                      19

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)         VALUE
                                          --------   --------   -------------
COMMUNICATIONS EQUIPMENT--0.5%
Metromedia Fiber Network, Inc. 10%,
11/15/08................................     B       $    500      $  515,000

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.5%
Mohegan Tribal Gaming 8.125%, 1/1/06....     Ba           250         245,000
Mohegan Tribal Gaming 8.75%, 1/1/09.....     Ba           250         247,500
                                                                -------------
                                                                      492,500
                                                                -------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.5%
Boston Scientific Corp. 6.625%,
3/15/05.................................    Baa           560         534,800

HOMEBUILDING--0.9%
Lennar Corp. 7.625%, 3/1/09.............     Ba           955         901,281

INSURANCE (MULTI-LINE)--0.6%
Willis Corroon Corp. 144A 9%,
2/1/09(b)...............................     Ba           600         582,000

INSURANCE (PROPERTY-CASUALTY)--0.5%
HSB Capital I Series B 5.91%,
7/15/27(d)..............................   BBB(c)         550         521,493

PERSONAL CARE--0.6%
Revlon Consumer Products Corp. 9%,
11/1/06.................................     B            600         600,000

SERVICES (COMMERCIAL & CONSUMER)--0.1%
ARA Services, Inc. 10.625%, 8/1/00......    Baa           107         112,083

TELECOMMUNICATIONS (LONG DISTANCE)--1.1%
Interamericas Communications Corp. 14%,
10/27/07................................     NR           915         626,775

Qwest Communications International, Inc.
Series B 7.50%, 11/1/08.................     Ba           500         497,500
                                                                -------------
                                                                    1,124,275
                                                                -------------

TEXTILES (HOME FURNISHINGS)--0.4%
Westpoint Stevens, Inc. 7.875%,
6/15/05.................................     Ba           400         392,000
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $8,463,868)                                        7,967,719
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--23.6%

CS First Boston Mortgage Securities
Corp. 97-SPCE C 144A 7.077%,
2/20/07(b)(f)...........................    A(c)        1,450       1,396,078

CS First Boston Mortgage Securities
Corp. 98-C1, A1B 6.48%, 5/17/08(f)......    Aaa         2,400       2,322,000
                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)         VALUE
                                          --------   --------   -------------

Chase Commerical Mortgage Securities
Corp. 97-2, A1 6.45%, 12/19/04..........   AAA(c)    $    107      $  103,782

Criimi Mae Trust I 96-C1, A2 144A 7.56%,
6/30/33(b)..............................   BBB(c)       1,475       1,405,859

DLJ Commercial Mortgage Corp. 99-CG1,
A1B 6.46%, 1/10/09......................    Aaa         1,250       1,207,813

FFCA Secured Lending Corp. 99-1A, A1A
144A 6.37%, 10/18/08(b).................    Aaa         1,089       1,060,785

First Union--Lehman Brothers--Bank of
America 98-C2, A2 6.56%, 11/18/08(f)....    Aaa         1,330       1,296,368

First Union Commercial Mortgage Trust
99-C1, A2 6.07%, 10/15/08...............    Aaa         1,140       1,072,669

G.E. Capital Mortgage Services, Inc.
96-8, 2A5 7.50%, 5/25/26................   AAA(c)         266         266,378

GMAC Commercial Mortgage Securities Inc.
99-C1, A1 5.83%, 5/15/33................   AAA(c)       1,856       1,791,564

General Growth Properties 97-1, C2 144A
6.806%, 11/15/07(b).....................     A          1,700       1,656,667

LB Commercial Conduit Mortgage Trust
98-C4, A1B 6.21%, 10/15/08..............    Aaa         1,850       1,759,897

Nationslink Funding Corp. 99-1, A2
6.316%, 11/20/08........................    Aaa         1,350       1,293,263

Norwest Asset Securities Corp. 99-5, B2
6.25%, 3/25/14..........................    A(c)        1,777       1,677,000

Norwest Asset Securities Corp. 99-10, B2
6.25%, 4/25/14..........................    A(c)        1,196       1,128,230

Residential Asset Securitization Trust
96-A8, A1 8%, 12/25/26..................   AAA(c)           2           2,444

Residential Funding Mortgage Securities
I 93-S25, M3 6.50%, 7/25/08.............  BBB+(c)         558         535,564

Residential Funding Mortgage Securities
I 96-S20, A7 7.75%, 9/25/26.............   AAA(c)          70          70,000

Residential Funding Mortgage Securities
I 98-S2, A4 7%, 1/25/28.................   AAA(c)         138         134,510

20                     See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)         VALUE
                                          --------   --------   -------------
Resolution Trust Corp. 92-C3, B 9.05%,
8/25/23.................................   AA(c)     $     86      $   85,209
Ryland Mortgage Securities Corp. III
92-A, 1A 8.257%, 3/29/30(d).............   A-(c)          490         488,653

Structured Asset Securities Corp. 95-C1,
D 7.375%, 9/25/24.......................   BBB(c)       1,865       1,885,324
Structured Asset Securities Corp. 95-C4,
D 7%, 6/25/26...........................   BBB(c)       1,000         993,348
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $24,341,733)                                      23,633,405
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--9.9%

BULGARIA--0.9%
Republic of Bulgaria FLIRB Series A
Bearer 2.50%, 7/28/12(d)................     B          1,535         937,309

COLOMBIA--1.0%
Republic of Colombia 10.875%, 3/9/04....    Baa           995         955,200

COSTA RICA--1.1%
Republic of Costa Rica 144A 9.335%,
5/15/09(b)..............................     Ba         1,080       1,055,700
CROATIA--1.1%
Croatia Series B 5.8125%, 7/31/06(d)....    Baa           637         533,721
Croatia Series A 5.8125%, 7/31/10(d)....    Baa           725         580,000
                                                                -------------
                                                                    1,113,721
                                                                -------------

MEXICO--0.7%
United Mexican States Global Bond
11.375%, 9/15/16........................     Ba           360         386,775
United Mexican States Global Bond
11.50%, 5/15/26.........................     Ba           275         307,312
United Mexican States Series A 6.25%,
12/31/19(e).............................     Ba            70          52,238
                                                                -------------
                                                                      746,325
                                                                -------------

PANAMA--1.7%
Republic of Panama 8.875%, 9/30/27......     Ba         1,290       1,076,505
Republic of Panama 9.375%, 4/1/29.......     Ba           640         611,200
                                                                -------------
                                                                    1,687,705
                                                                -------------
                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)         VALUE
                                          --------   --------   -------------

PHILIPPINES--1.5%
Republic of Philippines 8.875%,
4/15/08.................................     Ba      $    956      $  944,050
Republic of Philippines 9.875%,
1/15/19.................................     Ba           550         541,063
                                                                -------------
                                                                    1,485,113
                                                                -------------

POLAND--1.9%
Poland Bearer PDI 5%, 10/27/14(d).......    Baa         2,155       1,917,950
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $9,915,200)                                        9,899,023
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--4.7%

BERMUDA--0.0%
AES China Generating Co. 10.125%,
12/15/06................................     Ba            10           6,350

CANADA--0.5%
Imax Corp. 7.875%, 12/1/05..............     Ba           500         471,250

CHILE--1.5%
Compania Sud Americana de Vapores 144A
7.375%, 12/8/03(b)......................   BBB(c)         350         329,437

Petropower I Funding Trust 144A 7.36%,
2/15/14(b)..............................   BBB(c)       1,370       1,166,451
                                                                -------------
                                                                    1,495,888
                                                                -------------

MEXICO--1.8%
Banco Nacional de Mexico SA US$
Remittance Master Trust 144A 7.57%,
12/31/00(b).............................  BBB+(c)       1,206       1,193,831

Gruma SA de CV 7.625%, 10/15/07.........     Ba           715         639,925
                                                                -------------
                                                                    1,833,756
                                                                -------------

VENEZUELA--0.9%
PDVSA Finance Ltd. 6.80%, 11/15/08......     A          1,100         916,421
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,137,528)                                        4,723,665
-----------------------------------------------------------------------------

                       See Notes to Financial Statements                      21

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

                                                      SHARES        VALUE
                                                     --------   -------------

PREFERRED STOCKS--0.8%

REITS--0.8%
Home Ownership Funding 2,
Step-down Pfd. 144A 13.338%(b)(i).................        900      $  780,892
-----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $774,089)                                            780,892
-----------------------------------------------------------------------------

WARRANTS--0.1%

TELEPHONE--0.1%
FirstCom Corp. 144A Warrants(b)(g)................     32,025         120,094
-----------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                  120,094
-----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--94.2%
(IDENTIFIED COST $99,044,378)                                      94,524,801
-----------------------------------------------------------------------------

                                          STANDARD      PAR
                                          & POOR'S     VALUE
                                           RATING      (000)        VALUE
                                          ---------   -------   --------------

SHORT-TERM OBLIGATIONS--11.8%

COMMERCIAL PAPER--11.8%
Corporate Asset Funding Co., Inc. 5.55%,
7/1/99..................................    A-1+      $1,585    $    1,585,000

Exxon Imperial Funding U.S., Inc. 5.80%,
7/1/99..................................    A-1+       2,500         2,500,000

Koch Industries, Inc. 5.80%, 7/1/99.....     A-1       1,570         1,570,000
Pitney Bowes Credit Corp. 5%, 7/1/99....    A-1+       1,850         1,850,000
Ford Motor Credit Co. 5.41%, 7/2/99.....     A-1       3,095         3,094,535
Donnelley (R.R.) & Sons & Co. 5.13%,
7/9/99..................................     A-1       1,235         1,233,592
------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $11,833,127)                                       11,833,127
------------------------------------------------------------------------------

TOTAL INVESTMENTS--106.0%
(IDENTIFIED COST $110,877,505)                                     106,357,928(a)
Cash and receivables, less liabilities--(6.0%)                      (6,022,440)
                                                                --------------
NET ASSETS--100.0%                                              $  100,335,488
                                                                --------------
                                                                --------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $688,868 and gross depreciation of $5,352,897 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $111,021,957.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally qualified institutional buyers. At June 30, 1999, these securities amounted to a value of $14,153,462 or 14.1% of net assets.
(c)  As rated by Standard & Poors, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Rights incorporated as a unit.
(f)  All or a portion segregated as collateral.
(g)  Non-income producing.
(h)  Security in default.
(i) Dividend payments backed by FHLMC ("Freddie Mac") participants certificates.
(j)  When issued.

22
                       See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $110,877,505)                              $  106,357,928
Cash                                                                 113,530
Receivables
  Interest and dividends                                           1,318,850
  Fund shares sold                                                    70,906
  Other receivables                                                   11,070
Prepaid expenses                                                       2,397
                                                              --------------
    Total assets                                                 107,874,681
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  4,056,523
  Fund shares purchased                                            3,360,525
  Investment advisory fee                                             33,078
  Transfer agent fee                                                   9,905
  Financial agent fee                                                  7,955
  Distribution fee                                                     1,394
  Trustees' fee                                                          602
Accrued expenses                                                      69,211
                                                              --------------
    Total liabilities                                              7,539,193
                                                              --------------
NET ASSETS                                                    $  100,335,488
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  108,488,350
Undistributed net investment income                                  290,468
Accumulated net realized loss                                     (3,923,753)
Net unrealized depreciation                                       (4,519,577)
                                                              --------------
NET ASSETS                                                    $  100,335,488
                                                              --------------
                                                              --------------
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $93,596,795)                 3,089,382
Net asset value and offering price per share                          $30.30
CLASS Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $6,738,693)                    222,391
Net asset value and offering price per share                          $30.30

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $   3,892,210
Dividends                                                            33,057
                                                              -------------
    Total investment income                                       3,925,267
                                                              -------------
EXPENSES
Investment advisory fee                                             246,775
Distribution fee, Class Y                                             8,784
Financial agent fee                                                  55,612
Registration                                                         27,335
Transfer agent                                                       21,370
Professional                                                         17,495
Custodian                                                            13,144
Trustees                                                              9,630
Printing                                                              5,022
Miscellaneous                                                        15,767
                                                              -------------
    Total expenses                                                  420,934
    Less expenses borne by investment adviser                      (110,546)
                                                              -------------
    Net expenses                                                    310,388
                                                              -------------
NET INVESTMENT INCOME                                             3,614,879
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                  (1,689,323)
Net change in unrealized appreciation (depreciation) on
  investments                                                    (2,454,380)
                                                              -------------
NET LOSS ON INVESTMENTS                                          (4,143,703)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    (528,824)
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements                      23

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                             6/30/99       Year Ended
                                           (Unaudited)      12/31/98
                                          -------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $   3,614,879   $   6,442,234
  Net realized gain (loss)                   (1,689,323)     (1,443,742)
  Net change in unrealized appreciation
    (depreciation)                           (2,454,380)     (3,362,834)
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  (528,824)      1,635,658
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X             (3,116,665)     (5,993,836)
  Net investment income, Class Y               (207,746)       (448,398)
  In excess of net investment income,
    Class X                                          --        (454,210)
  In excess of net investment income,
    Class Y                                          --         (33,979)
  In excess of net realized gains, Class
    X                                                --        (405,385)
  In excess of net realized gains, Class
    Y                                                --         (30,538)
                                          -------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (3,324,411)     (7,366,346)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (85,945
    and 2,186,315 shares, respectively)       2,699,006      72,030,204
  Net asset value of shares issued from
    reinvestment of distributions
    (83,617 and 205,651 shares,
    respectively)                             2,521,880       6,625,855
  Cost of shares repurchased (679,972
    and 985,246 shares, respectively)       (21,298,070)    (32,787,919)
                                          -------------   -------------
Total                                       (16,077,184)     45,868,140
                                          -------------   -------------
CLASS Y
  Proceeds from sales of shares (11,004
    and 38,785 shares, respectively)            347,124       1,270,163
  Net asset value of shares issued from
    reinvestment of distributions
    (6,888 and 15,744 shares,
    respectively)                               207,745         507,803
  Cost of shares repurchased (33,543 and
    19,173 shares, respectively)             (1,053,293)       (623,115)
                                          -------------   -------------
Total                                          (498,424)      1,154,851
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                 (16,575,608)     47,022,991
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS     (20,428,843)     41,292,303
NET ASSETS
  Beginning of period                       120,764,331      79,472,028
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $290,468 AND $0, RESPECTIVELY]        $ 100,335,488   $ 120,764,331
                                          -------------   -------------
                                          -------------   -------------

24                     See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS X
                                               --------------------------------------------------------------------
                                               SIX MONTHS                 YEAR ENDED                      FROM
                                                 ENDED                   DECEMBER 31,                   INCEPTION
                                                6/30/99          ----------------------------           3/1/96 TO
                                               (UNAUDITED)             1998              1997           12/31/96
Net asset value, beginning of period             $31.47              $33.17            $33.98          $33.84
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                     1.09(3)             2.26(3)(5)        2.37(3)(5)      2.03(3)(5)
  Net realized and unrealized gain (loss)         (1.26)              (1.58)             0.85            0.69
                                               ----------        ----------         ---------          ------
      TOTAL FROM INVESTMENT OPERATIONS            (0.17)               0.68              3.22            2.72
                                               ----------        ----------         ---------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income            (1.00)              (2.09)            (2.42)          (1.96)
  Dividends from net realized gains                  --                  --             (1.43)          (0.61)
  In excess of net investment income                 --               (0.16)            (0.18)          (0.01)
  In excess of accumulated net realized gains        --               (0.13)               --              --
                                               ----------        ----------         ---------          ------
      TOTAL DISTRIBUTIONS                         (1.00)              (2.38)            (4.03)          (2.58)
                                               ----------        ----------         ---------          ------
Change in net asset value                         (1.17)              (1.70)            (0.81)           0.14
                                               ----------        ----------         ---------          ------
NET ASSET VALUE, END OF PERIOD                   $30.30              $31.47            $33.17          $33.98
                                               ----------        ----------         ---------          ------
                                               ----------        ----------         ---------          ------
Total return                                      (0.53)%(2)           0.02%             0.10%           8.24%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $93,597            $113,273           $72,747         $71,482
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               0.55%(1)            0.55%             0.55%           0.55%(1)
  Net investment income                            6.61%(1)            6.89%             6.92%           7.15%(1)
Portfolio turnover                                   61%(2)             105%              176%            199%(2)

                                                                             CLASS Y
                                               --------------------------------------------------------------------
                                               SIX MONTHS                 YEAR ENDED                      FROM
                                                 ENDED                   DECEMBER 31,                   INCEPTION
                                                6/30/99          ----------------------------           3/1/96 TO
                                               (UNAUDITED)             1998              1997           12/31/96
Net asset value, beginning of period             $31.47              $33.18            $33.97          $33.84
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                     1.05(4)             2.18(4)(5)        2.27(4)(5)      1.98(4)(5)
  Net realized and unrealized gain (loss)         (1.26)              (1.59)             0.88            0.66
                                               ----------        ----------         ---------          ------
      TOTAL FROM INVESTMENT OPERATIONS            (0.21)               0.59              3.15            2.64
                                               ----------        ----------         ---------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income            (0.96)              (2.02)            (2.33)          (1.89)
  Dividends from net realized gains                  --                  --             (1.43)          (0.61)
  In excess of net investment income                 --               (0.15)            (0.18)          (0.01)
  In excess of accumulated net realized gains        --               (0.13)               --              --
                                               ----------        ----------         ---------          ------
      TOTAL DISTRIBUTIONS                         (0.96)              (2.30)            (3.94)          (2.51)
                                               ----------        ----------         ---------          ------
Change in net asset value                         (1.17)              (1.71)            (0.79)           0.13
                                               ----------        ----------         ---------          ------
NET ASSET VALUE, END OF PERIOD                   $30.30              $31.47            $33.18          $33.97
                                               ----------        ----------         ---------          ------
                                               ----------        ----------         ---------          ------
Total return                                      (0.65)%(2)           1.72%             9.52%           7.98%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $6,738              $7,491            $6,725          $7,010
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               0.80%(1)            0.80%             0.80%           0.80%(1)
  Net investment income                            6.36%(1)            6.63%             6.65%           6.91%(1)
Portfolio turnover                                   61%(2)             105%              176%            199%(2)

(1) Annualized.
(2) Not annualized.
(3) Includes reimbursement of operating expenses by investment adviser of $0.03, $0.07, $0.08 and $0.09 per share, respectively.
(4) Includes reimbursement of operating expenses by investment adviser of $0.03, $0.07, $0.08 and $0.09 per share, respectively.
(5) Computed using average shares outstanding.

                       See Notes to Financial Statements                      25

Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio

                          INVESTMENTS AT JUNE 30, 1999
                                  (UNAUDITED)

                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)         VALUE
                                          --------   --------   -------------

U.S. GOVERNMENT SECURITIES--3.8%
U.S. TREASURY NOTES--3.8%
U.S. Treasury Notes 5.25%, 5/31/01......    Aaa      $    425       $ 423,072
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $423,232)                                            423,072
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--30.2%

Fannie Mae 5.85%, 2/25/06...............    Aaa           765         763,139
Fannie Mae 6.50%, 8/1/13................    Aaa           958         944,127
Fannie Mae 5.75%, 11/25/16..............    Aaa           763         761,620
Fannie Mae 7.298%, 3/1/20(c)............    Aaa           847         871,010
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,364,553)                                        3,339,896
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--33.1%

Citibank Credit Card Master Trust I
98-3, A 5.80%, 2/7/05...................    Aaa           500         492,578
EQCC Home Equity Loan Trust 99-2, A2
6.223%, 6/25/11.........................    Aaa           300         297,270

Fleetwood Credit Corp. Grantor Trust
93-A, A 6% 1/15/08......................    Aaa         1,045       1,044,047

Green Tree Home Improvement Loan Trust
98-D, HEA2 5.96%, 8/15/29...............   AAA(b)         500         495,719

Household Consumer Loan Trust 96-2, A2
5.308%, 8/15/06(c)......................     Aa           500         500,156

MBNA Master Credit Card Trust 96-H, A
5.10%, 1/15/04(c).......................    Aaa           500         500,469

UCFC Home Equity Loan 96-B1, A3 7.30%,
4/15/14.................................    Aaa            99          98,684

                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)         VALUE
                                          --------   --------   -------------

Western Financial Grantor Trust 95-2, A1
7.10%, 7/1/00...........................    Aaa      $    232   $     232,557
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,686,108)                                        3,661,480
-----------------------------------------------------------------------------

CORPORATE BONDS--21.1%

COMMUNICATIONS EQUIPMENT--4.6%
Lucent Technologies, Inc. 6.90%,
7/15/01.................................     A            500         508,125

COMPUTERS (HARDWARE)--4.5%
International Business Machines Corp.
5.125%, 2/12/01.........................     A            500         493,750

INVESTMENT BANKING/BROKERAGE--4.8%
Merrill Lynch & Co., Inc. 8.30%,
11/1/02.................................     Aa           500         528,125

LODGING-HOTELS--2.7%
Carnival Corp. 5.65%, 10/15/00..........     A            300         298,125

RETAIL (GENERAL MERCHANDISE)--4.5%
Wal-Mart Stores, Inc. 5.65%, 2/1/10.....     Aa           500         500,625
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $2,349,623)                                        2,328,750
-----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--88.2%
(IDENTIFIED COST $9,823,516)                                        9,753,198
-----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--11.7%

COMMERCIAL PAPER--11.7%
Ford Motor Credit Corp. 4.86%, 7/7/99...     P1           400         400,000

General Electric Capital Corp. 4.932%,
7/26/99.................................     P1           400         400,000

26                     See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio

                                                       PAR
                                          MOODY'S     VALUE
                                           RATING     (000)         VALUE
                                          --------   --------   -------------
COMMERCIAL PAPER--CONTINUED
General Motors Acceptance Corp. 5.002%,
7/27/99.................................     P1      $    500      $  500,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,300,000)                                        1,300,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $11,123,516)                                      11,053,198(a)
Cash and receivables, less liabilities--0.1%                            6,189
                                                                -------------
NET ASSETS--100.0%                                              $  11,059,387
                                                                -------------
                                                                -------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $4,727 and gross depreciation of $75,045 for federal income tax purposes. At June 30, 1999, the aggregate cost of securities for federal income tax purposes was $11,123,516.
(b)  As rated by Standard and Poor's.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $11,123,516)                               $   11,053,198
Cash                                                                   3,258
Receivables
  Interest                                                           100,142
  Receivable from adviser                                             11,888
Prepaid expenses                                                         528
                                                              --------------
    Total assets                                                  11,169,014
                                                              --------------
LIABILITIES
Payables
  Dividend distributions                                              14,749
  Transfer agent fee                                                   8,941
  Financial agent fee                                                  5,892
  Trustees' fee                                                          881
  Distribution fee                                                       397
Accrued expenses                                                      78,767
                                                              --------------
    Total liabilities                                                109,627
                                                              --------------
NET ASSETS                                                    $   11,059,387
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   11,611,824
Undistributed net investment loss                                    (25,697)
Accumulated net realized loss                                       (456,422)
Net unrealized depreciation                                          (70,318)
                                                              --------------
NET ASSETS                                                    $   11,059,387
                                                              --------------
                                                              --------------
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $8,644,763)                    883,425
Net asset value per share and offering price per share                 $9.79
CLASS Y
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,414,624)                    247,046
Net asset value and offering price per share                           $9.77

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $     425,147
                                                              -------------
    Total investment income                                         425,147
                                                              -------------
EXPENSES
Investment advisory fee                                              18,074
Distribution fee, Class Y                                               675
Financial agent fee                                                  18,873
Registration                                                         21,928
Professional                                                         19,876
Transfer agent fee                                                   18,391
Trustees' fees                                                        9,917
Printing                                                              5,054
Custodian                                                             4,836
Miscellaneous                                                         6,146
                                                              -------------
    Total expenses                                                  123,770
    Less expenses borne by investment adviser                       (92,972)
                                                              -------------
    Net expenses                                                     30,798
                                                              -------------
NET INVESTMENT INCOME                                               394,349
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                    (100,262)
Net change in unrealized appreciation (depreciation) on
  investments                                                       (96,733)
                                                              -------------
NET LOSS ON INVESTMENTS                                            (196,995)
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $     197,354
                                                              -------------
                                                              -------------

28                     See Notes to Financial Statements

Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/99       Year Ended
                                          (Unaudited)      12/31/98
                                          ------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $    394,349   $   3,337,342
  Net realized gain (loss)                    (100,262)          5,821
  Net change in unrealized appreciation
    (depreciation)                             (96,733)        (84,829)
                                          ------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  197,354       3,258,334
                                          ------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X              (380,655)     (3,252,508)
  Net investment income, Class Y               (13,694)        (34,351)
  In excess of net realized gains, Class
    X                                               --         (30,976)
  In excess of net realized gains, Class
    Y                                               --            (327)
  Tax return of capital, Class X                    --         (30,992)
  Tax return of capital, Class Y                    --            (327)
                                          ------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS             (394,349)     (3,349,481)
                                          ------------   -------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (240,009
    and 11,388,876 shares, respectively)     2,360,182     113,196,272
  Net asset value of shares issued from
    reinvestment of distributions
    (38,979 and 336,133 shares,
    respectively)                              384,152       3,344,672
  Cost of shares repurchased (1,320,530
    and 17,364,902 shares, respectively)   (12,984,601)   (172,655,453)
                                          ------------   -------------
Total                                      (10,240,267)    (56,114,509)
                                          ------------   -------------
CLASS Y
  Proceeds from sales of shares (389,317
    and 287,414 shares, respectively)        3,812,552       2,861,166
  Net asset value of shares issued from
    reinvestment of distributions
    (294 and 1,114 shares, respectively)         2,898          11,076
  Cost of shares repurchased (188,984
    and 444,611 shares, respectively)       (1,853,900)     (4,414,944)
                                          ------------   -------------
Total                                        1,961,550      (1,542,702)
                                          ------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                 (8,278,717)    (57,657,211)
                                          ------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS     (8,475,712)    (57,748,358)
NET ASSETS
  Beginning of period                       19,535,099      77,283,457
                                          ------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($25,697) AND DISTRIBUTIONS IN
    EXCESS OF NET INVESTMENT INCOME OF
    ($25,697), RESPECTIVELY]              $ 11,059,387   $  19,535,099
                                          ------------   -------------
                                          ------------   -------------

                       See Notes to Financial Statements                      29

Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS X
                                               ---------------------------------------------------------------
                                                  SIX
                                                MONTHS                  YEAR ENDED                    FROM
                                                 ENDED                 DECEMBER 31,                INCEPTION
                                                6/30/99          ------------------------          7/19/96 TO
                                               (UNAUDITED)            1998           1997           12/31/96
Net asset value, beginning of period             $9.91               $9.95          $9.95            $9.95
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                    0.26(3)(6)          0.55(3)        0.58(3)(6)       0.26(3)
  Net realized and unrealized gain (loss)        (0.12)              (0.03)            --               --
                                               ---------         ---------      ---------         ------------
      TOTAL FROM INVESTMENT OPERATIONS            0.14                0.52           0.58             0.26
                                               ---------         ---------      ---------         ------------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.26)              (0.54)         (0.58)           (0.26)
  In excess of accumulated net realized gains       --               (0.01)            --               --
  Tax return of capital                             --               (0.01)            --               --
                                               ---------         ---------      ---------         ------------
      TOTAL DISTRIBUTIONS                        (0.26)              (0.56)         (0.58)           (0.26)
                                               ---------         ---------      ---------         ------------
Change in net asset value                        (0.12)              (0.04)            --               --
                                               ---------         ---------      ---------         ------------
NET ASSET VALUE, END OF PERIOD                   $9.79               $9.91          $9.95            $9.95
                                               ---------         ---------      ---------         ------------
                                               ---------         ---------      ---------         ------------
Total return                                      1.39%(2)            5.34%          6.03%            2.57%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $8,645             $19,076        $75,269         $122,010
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              0.40%(1)            0.37%          0.34%            0.34%(1)
  Net investment income                           5.24%(1)            5.64%          5.84%            5.68%(1)
Portfolio turnover                                 149%(2)             264%           177%             122%(2)

                                                                           CLASS Y
                                               ---------------------------------------------------------------
                                                  SIX
                                                MONTHS                  YEAR ENDED                    FROM
                                                 ENDED                 DECEMBER 31,                INCEPTION
                                                6/30/99          ------------------------          11/1/96 TO
                                               (UNAUDITED)            1998           1997           12/31/96
Net asset value, beginning of period             $9.90               $9.95          $9.95            $9.97
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                    0.25(4)(6)          0.51(4)        0.56(4)(6)       0.09(4)
  Net realized and unrealized gain (loss)        (0.13)              (0.03)            --            (0.02)
                                               ---------         ---------      ---------         ------------
      TOTAL FROM INVESTMENT OPERATIONS            0.12                0.48           0.56             0.07
                                               ---------         ---------      ---------         ------------
LESS DISTRIBUTIONS
  Dividends from net investment income           (0.25)              (0.51)         (0.56)           (0.09)
  In excess of accumulated net realized gains       --               (0.01)            --               --
  Tax return of capital                             --               (0.01)            --               --
                                               ---------         ---------      ---------         ------------
      TOTAL DISTRIBUTIONS                        (0.25)              (0.53)         (0.56)           (0.09)
                                               ---------         ---------      ---------         ------------
Change in net asset value                        (0.13)              (0.05)            --            (0.02)
                                               ---------         ---------      ---------         ------------
NET ASSET VALUE, END OF PERIOD                   $9.77               $9.90          $9.95            $9.95
                                               ---------         ---------      ---------         ------------
                                               ---------         ---------      ---------         ------------
Total return                                      1.16%(2)            5.08%          5.75%            0.71%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $2,415                $459         $2,014           $1,504
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              0.66%(1)            0.63%          0.59%            0.59%(1)
  Net investment income                           5.05%(1)            5.35%          5.59%            5.58%(1)
Portfolio turnover                                 149%(2)             264%           177%             122%(2)

(1) Annualized.
(2) Not annualized.
(3) Includes reimbursement of operating expenses by investment adviser of $0.06, $0.03, $0.02 and less than $0.01, respectively.
(4) Includes reimbursement of operating expenses by investment adviser of $0.06, $0.03, $0.02 and less than $0.01, respectively.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(6) Computed using average shares outstanding.

30                     See Notes to Financial Statements

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, five Portfolios are offered for sale: Core Equity Portfolio, Growth Stock Portfolio, Real Estate Equity Securities Portfolio, Managed Bond Portfolio and Enhanced Reserves Portfolio.

  Each Portfolio has distinct investment objectives. The Core Equity Portfolio seeks long-term appreciation of capital. The Growth Stock Portfolio seeks long-term appreciation of capital. The Real Estate Equity Securities Portfolio seeks to emphasize capital appreciation and income equally by investing primarily in marketable securities of publicly-traded real estate investment trusts (REITS) and companies that invest in, operate, develop and/or manage real estate located in the United States. The Managed Bond Portfolio seeks to generate a high level of current income and capital appreciation. The Enhanced Reserves Portfolio seeks to provide high current income consistent with preservation of capital.

  Each Portfolio offers both Class X and Class Y shares. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Portfolio are borne pro rata by the holders of both classes of shares, except that Class X bears no distribution expenses.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Portfolio is notified. Interest income is recorded on the accrual basis. The Fund does not amortize premiums except for the Enhanced Reserves Portfolio, but does accrete discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each of the Portfolios is treated as a separate taxable entity. It is the policy of each Portfolio in the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, non-deductible expenses, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each of the Portfolios may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED) (CONTINUED)

currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Portfolio as an unrealized gain (or loss). When the contract is closed or offset, the Portfolio records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. A Portfolio may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to a Portfolio is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. OPTIONS:

  Each Portfolio may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.
  Each Portfolio will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Portfolio may purchase options which are included in the Portfolio's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

I. EXPENSES:

  Expenses incurred by the Fund with respect to any two or more Portfolios are allocated in proportion to the net assets of each Portfolio, except where allocation of direct expense to each Portfolio or an alternative allocation method can be more fairly made.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  Each Portfolio may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  The Advisers to the Fund are Phoenix Investment Counsel, Inc. ("PIC") and Duff & Phelps Investment Management Co. ("DPIM"). PIC is an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). DPIM is a subsidiary of Phoenix Investment Partners, Ltd., formerly, Phoenix Duff & Phelps Corporation, which is an indirect, majority-owned subsidiary of PHL. Formerly, Phoenix Realty Securities, Inc. ("PRS"), an indirect, wholly-owned subsidiary of PHL, was the investment Adviser for Real Estate Equity Securities Portfolio through December 31, 1997. As compensation for their services to the Fund, the Advisers are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Portfolio:

                                                       1st $1       $1+
Portfolio                                  Adviser    Billion     Billion
----------------------------------------  ---------  ----------  ----------
Core Equity Portfolio...................  DPIM            0.50%       0.50%
Growth Stock Portfolio..................  PIC             0.60%       0.55%
Real Estate Equity Securities
  Portfolio.............................  DPIM            0.50%       0.50%
Managed Bond Portfolio..................  PIC             0.45%       0.40%
Enhanced Reserves Portfolio.............  DPIM            0.24%       0.19%

  In addition to this base adviser fee, Real Estate Equity Securities Portfolio is subject to a performance adjustment based on the

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED) (CONTINUED)

Portfolio's annual performance as compared to certain prescribed benchmarks. For the six months ended June 30, 1999, the performance adjustment was $4,573.

  Each Fund's Adviser has voluntarily agreed to assume total fund operating expenses of each Portfolio it advises, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until the dates indicated below, to the extent that such expenses exceed the following percentages of average annual net assets:

                               Class X     Class Y          Dates
                              ----------  ----------  -----------------
Core Equity Portfolio.......       0.65%       0.90%  December 31, 1999
Growth Stock Portfolio......       0.70%       0.95%  December 31, 2001
Managed Bond Portfolio......       0.55%       0.80%  December 31, 2001

  DPIM has voluntarily agreed to assume other operating expenses of Real Estate Equity Securities Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 1999, to the extent that such expenses exceed 0.40% of average annual net asset values of Class X and Class Y.

  Effective May 1, 1998, DPIM has voluntarily agreed to reimburse or waive total fund operating expenses of the Enhanced Reserves Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 1999, to the extent that such expenses exceed 0.40% and 0.65%, respectively, of the average annual net assets of Class X and Y, respectively. Prior to that date, the expense limits were 0.34% and 0.59% for Class X and Y, respectively.

  Phoenix Equity Planning Corporation ("PEPCO"), an indirect, majority-owned subsidiary of PHL, serves as the national distributor of the Fund's shares. Each Portfolio pays PEPCO a distribution fee of an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class. The distributor has advised the Portfolio that of the total amount expensed for the six months ended June 30, 1999, $1,173 was retained by the Distributor, $3,984 was paid out to unaffiliated participants, and $30,983 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 1999, transfer agent fees were $101,639 of which PEPCO retained $38 which is net of fees paid to State Street.

  At June 30, 1999, PHL and affiliates held Portfolio shares which aggregated the following:

                                                       Aggregate
                                                       Net Asset
                                            Shares       Value
                                          ----------  -----------
Core Equity Portfolio Class X...........     191,253  $ 2,105,696
Core Equity Portfolio Class Y...........      10,060      110,559
Growth Stock Portfolio-Class X..........           5          191
Growth Stock Portfolio-Class Y..........       5,118      195,559
Real Estate Equity Securities
  Portfolio-Class X.....................   1,107,508   10,709,602
Real Estate Equity Securities
  Portfolio-Class Y.....................      10,904      105,442
Managed Bond Portfolio-Class X..........           4          121
Managed Bond Portfolio-Class Y..........       3,944      119,503

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended June 30, 1999 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                               Purchases         Sales
                                             --------------  --------------
Core Equity Portfolio......................  $    4,060,759  $    4,009,476
Growth Stock Portfolio.....................      58,898,939      65,601,650
Real Estate Equity Securities Portfolio....       1,974,492       1,116,808
Managed Bond Portfolio.....................      53,298,356      55,685,976
Enhanced Reserves Portfolio................       4,202,018       3,589,661

  Purchases and sales of U.S. Government and agency securities during the six months ended June 30, 1999, aggregated the following:

                                              Purchases      Sales
                                             -----------  -----------
Managed Bond Portfolio.....................  $11,372,264  $25,708,255
Enhanced Reserves Portfolio................   14,862,530   20,189,316

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market price of these investments and the income they generate, as well as a Portfolio's ability to repatriate such amounts.

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED) (CONTINUED)

5. OTHER

  As of June 30, 1999, the Portfolios had shareholders who each individually owned more than 10% of shares outstanding, none of whom are affiliated with PHL or PXP as follows. In addition, affiliate holdings are presented in the table located within Note 2.

                                                 Number of      % of Total
                                               Shareholders     Net Assets
                                             -----------------  -----------
Core Equity Portfolio......................              3           62.8%
Growth Stock Portfolio.....................              3           38.7%
Real Estate Equity Securities Portfolio....              1           34.6%
Managed Bond Portfolio.....................              1           10.3%
Enhanced Reserves Portfolio................              2           61.7%

6. CAPITAL LOSS CARRYOVERS

  The following Portfolios have capital loss carryovers which may be used to offset future capital gains as follows:

Core Equity Portfolio.......................    $ 538,960
Real Estate Portfolio.......................      627,317
Enhanced Reserves Portfolio.................      355,049

  Capital loss carryovers expire in 2006 for all Portfolios except for Enhanced Reserves Portfolio which expires as follows: $189,419 in 2003, $128,718 in 2004, and $36,912 in 2005.

  For the Enhanced Reserves Portfolio, capital loss carryovers include $189,419 acquired in connection with the merger of the Duff & Phelps Enhanced Reserves Fund.

  This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which includes information concerning the Fund's record and other pertinent information.

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
William W. Crawford
Harry Dalzell-Payne
William N. Georgeson
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Eileen A. Moran
Everett L. Morris
James M. Oates
Richard A. Pavia
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
Gail P. Seneca, Senior Vice President
James D. Wehr, Senior Vice President
Robert S. Driessen, Vice President
Marvin E. Flewellen, Vice President
Ron K. Jacks, Vice President
Richard D. Little, Vice President
William R. Moyer, Vice President
Diane L. Mustain, Vice President
Leonard J. Saltiel, Vice President
Christopher Saner, Vice President
Michael Schatt, Vice President
Andrew Szabo, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISERS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Duff & Phelps Investment Management Co. (Core
Equity Portfolio, Real Estate Equity Securities
Portfolio and Enhanced Reserves Portfolio)
55 East Monroe Street
Suite 3600
Chicago, Illinois 60603

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

State Street Bank and Trust Company (Core Equity
Portfolio, Real Estate Equity Securities Portfolio and Enhanced Reserves Portfolio)
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachussetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

World Wide Web address:
WWW.PHOENIXINVESTMENTS.COM

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
PO Box 2200
Enfield CT 06083-2200


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